DEBT - Convertible debt -Second Tranche (Details) - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	12 Months Ended
	Nov. 22, 2019	Apr. 30, 2020	Dec. 31, 2020	Jun. 09, 2021	Dec. 01, 2020	Jun. 30, 2020
Debt
Proceeds from convertible debenture			$ 2,485
Number common shares to purchase of warrants				275,000
Warrant exercise price (in dollars per share)		$ 5.00		$ 7.55	$ 3.90	$ 5.65
Term of warrants				48 months	5 years
Face amount		$ 1,700
Common share purchase warrants per unit				1	1
First tranche | Finder
Debt
Term of debt	3 years
Fourth tranche
Debt
Term of debt		4 years